UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
California AMT-Free
Municipal Bond Fund

SEMIANNUAL REPORT November 30, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
32	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
California AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus California AMT-Free Municipal Bond Fund, covering the six-month period from June 1, 2011, through November 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe in August and September after a major credit rating agency downgraded long-term U.S. government debt. While most fixed-income securities proved volatile in this tumultuous environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently remains clouded by uncertainty regarding the ability of European policymakers to contain the region’s debt crisis. However, conditions in the United States seem to be improving as inflationary pressures have receded, consumer confidence has strengthened and the unemployment rate has declined.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2011, through November 30, 2011, as provided by Jeffrey B. Burger, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2011, Dreyfus California AMT-Free Municipal Bond Fund’s Class A, B, C, I and Z shares achieved total returns of 4.76%, 4.53%, 4.33%, 4.87% and 4.86%, respectively.1 The Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.40% for the same period.2

Despite intensifying economic uncertainty during the reporting period, municipal bonds fared relatively well as a reduced supply of newly issued securities was met by robust investor demand.The fund’s returns generally were higher than its benchmark, due primarily to its relatively long average duration in a rallying market.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund also seeks to provide income exempt from the federal Alternative Minimum Tax. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Municipal Bonds Held Up Relatively Well Amid Uncertainty

Investor confidence generally was shaken in the spring of 2011 when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and a contentious political debate regarding U.S. government spending and borrowing intensified. Consequently, investors shifted their focus from relatively speculative asset classes to traditionally defensive investments, producing bouts of heightened volatility in many financial markets.Turbulence among stocks and lower-rated bonds was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, securities that had been hard-hit in late summer rebounded to a significant degree in October and November as certain macroeconomic concerns eased.

Positive supply-and-demand forces helped municipal bonds gain value despite these developments. New issuance volumes fell sharply in 2011 after a flood of new issuance in late 2010 when issuers sought to lock in federal subsidies provided by the expiring Build America Bonds program. Political pressure to reduce spending and borrowing also led to fewer capital projects requiring financing.Yet, demand for municipal bonds remained steadily robust from investors seeking higher levels of tax-exempt income.

Although California continued to encounter fiscal problems, including tax revenues that fell below budget projections, positive supply-and-demand factors held greater sway over the market than fundamental influences.

Revenue Bonds Supported Relative Performance

The fund’s results compared to its benchmark were bolstered by its holding of California’s general obligation debt, which produced higher returns than national market averages. In addition, a relatively long average duration helped the fund participate more fully in market rallies during the reporting period.An emphasis on bonds with maturities of 10 years or more also buoyed results, as did underweighted exposure to lower yielding escrowed bonds.

The fund also favored income-oriented bonds backed by dedicated revenues from municipal projects. Such securities generally have been less sensitive to economic concerns than their general obligation counterparts.The fund benefited from especially strong results during the reporting period from an overweighted position in revenue bonds backed by hospitals.

On the other hand, underweighting the longest end of the yield curve proved to be a negative detractor during the reporting period. Additionally, the fund’s cash position, was a negative contributor during certain portions of the reporting period.

Maintaining Credit Discipline

We believe the fund remains well positioned for an environment of subpar economic growth and positive supply-and-demand forces. Moreover, municipal bonds appear likely to be the focus of demand from investors seeking tax-advantaged income and muted volatility as they grow more concerned about persistently low interest rates and potential tax increases.

Consequently, we have maintained the fund’s emphasis on revenue bonds with strong credit characteristics. In addition, we have attempted to manage the interest-rate sensitivity of the fund by reducing its holdings of longer-term municipal bonds with early redemption provisions that can be exercised over the next several years in favor of securities with longer call dates. In our judgment, these are prudent strategies for an uncertain economic climate.

December 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Class I and Class Z (which is closed to new investors) are not subject to any initial or deferred sales charges. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California AMT-Free Municipal Bond Fund from June 1, 2011 to November 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2011

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.76	$7.52	$8.79	$3.53	$3.69
Ending value (after expenses)	$1,047.60	$1,045.30	$1,043.30	$1,048.70	$1,048.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2011

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.70	$7.41	$8.67	$3.49	$3.64
Ending value (after expenses)	$1,020.35	$1,017.65	$1,016.40	$1,021.55	$1,021.40

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.47% for Class B, 1.72% for
Class C, .69% for Class I and .72% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.6%	Rate (%)	Date	Amount ($)	Value ($)
California—90.4%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego
Hospital Association)	5.38	3/1/21	4,000,000	4,138,040
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	5,437,250
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	19,928,864
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	10,000,000	10,420,700
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,578,567
California,
Economic Recovery Bonds	5.00	7/1/20	10,000,000	11,620,100
California,
GO	5.00	8/1/22	5,000,000	5,494,950
California,
GO (Various Purpose)	5.50	4/1/19	4,455,000	5,289,110
California,
GO (Various Purpose)	5.25	2/1/23	13,000,000	15,138,760
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	5,564,950
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	15,825,600
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	4,955,580
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000	26,414,750
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000	20,415,330
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000	9,603,466
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,367,560
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	35,005,800

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000		10,573,300
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000		18,307,100
California,
GO (Various Purpose) (Insured;
Assured Guaranty Municipal Corp.)	5.25	2/1/18	5,055,000		5,974,656
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	7,530,000		7,557,786
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000		8,566,800
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	10,000,000		11,819,900
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/26	7,500,000		8,298,525
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	11,600,000		12,713,600
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	225,000	[a]	225,034
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	210,000		178,408
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	135,000		173,669
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000		5,374,950
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000		893,064
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000		1,023,120

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000		6,080,566
California Health Facilities
Financing Authority, Revenue
(Rady Children’s Hospital—
San Diego)	5.25	8/15/41	8,500,000		8,367,315
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	12,525,000		12,635,220
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000		6,573,060
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,465,000		7,492,620
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	16,195,000		15,041,754
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000		1,031,620
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		6,371,730
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	10,000,000		11,165,900
California Pollution Control
Financing Authority,
Revenue (San Jose Water
Company Project)	5.10	6/1/40	5,500,000		5,516,940
California Pollution Control
Financing Authority,
Water Facilities Revenue
(American Water Capital
Corporation Project)	5.25	8/1/40	7,500,000	[b]	7,384,650

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California State Public Works
Board, LR (Department of
Corrections, Calipatria State
Prison, Imperial County)
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/17	11,415,000		12,691,083
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000		1,774,399
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	10,000,000		9,820,200
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.50	6/1/14	3,810,000		4,026,865
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/23	4,400,000		5,188,920
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	5,250,000	[a]	5,475,750
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,680,805
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,319,750
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000		18,308,000
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,380,000		7,245,094

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	10,158,600
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/24	5,000,000	5,231,300
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000	3,858,787
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000	11,930,448
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.25	12/1/27	9,000,000	8,674,470
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,567,095
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.00	8/15/22	2,000,000	2,202,580
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	7,000,000	7,037,800
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,430,412
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	10,000,000	9,746,100
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,000,000	4,017,000

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communties
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.38	7/1/45	3,000,000		3,013,350
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000		3,662,198
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000		1,047,860
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/22	3,000,000	[c]	1,788,510
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,565,000	[d]	14,609,620
Compton Public Finance Authority,
LR (Various Capital Projects)
(Insured; AMBAC)	5.25	9/1/27	13,355,000		11,867,787
Delano,
COP (Delano Regional
Medical Center)	5.25	1/1/18	10,150,000		10,156,597
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		11,664,553
Foothill/Eastern Transportation
Corridor Agency,
Toll Road Revenue	5.75	1/15/40	1,745,000		1,623,461
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000		1,960,760
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000		2,530,350

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; Assured
Guaranty Municipal Corp.)	4.55	6/1/22	1,725,000		1,694,623
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	24,160,000		19,251,896
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	[c]	2,876,256
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	[c]	2,832,535
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	[c]	2,786,470
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	[c]	1,510,324
Kaweah Delta Health Care District,
Revenue (Prerefunded)	6.00	8/1/12	9,000,000	[a]	9,526,140
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	5.65	9/1/13	1,125,000	[a]	1,245,341
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,192,104
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		17,370,281
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		26,347,250

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		29,524,484
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/15	3,000,000		3,470,250
Metropolitan Water District of
Southern California,
Water Revenue	5.00	1/1/39	5,000,000		5,304,100
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	[c]	2,712,876
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[c]	3,079,841
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,751,275
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	[a]	813,286
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	[a]	516,064
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	26,400,000		30,168,072
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	4,000,000		4,004,760
Pomona Redevelopment Agency,
Tax Allocation Revenue (West Holt
Avenue Redevelopment Project)	5.50	5/1/32	3,000,000		3,016,350
Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000	[c]	2,970,149

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000	[a]	11,788,716
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000		1,297,733
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,488,903
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,229,912
Sacramento County,
Airport System Senior Revenue	5.00	7/1/40	5,000,000		5,046,700
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000		7,807,730
Sacramento County Water
Financing Authority,
Revenue (Sacramento
County Water Agency
Zones 40 and 41 Water
System Project) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/25	8,500,000		9,148,550
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/28	2,500,000		2,683,750
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	3,685,000		3,862,764
San Bernardino County,
COP (Capital Facilities Project)	6.88	8/1/24	5,000,000		6,792,250
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000		2,126,382
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000		8,507,964

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Diego County Regional Airport
Authority, Subordinate
Airport Revenue	5.00	7/1/34	6,000,000		6,089,700
San Diego County Water Authority,
Water Revenue	5.00	5/1/31	4,935,000		5,329,060
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000		6,425,835
San Diego Public Facilities
Financing Authority,
Water Revenue	5.25	8/1/28	6,000,000		6,649,800
San Diego Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/16	1,465,000		1,582,859
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue	5.00	5/1/23	6,775,000		7,682,579
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series
Revenue (Issue 34D)	5.25	5/1/26	4,000,000		4,286,320
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		14,125,750
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	[c]	305,893
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	[c]	273,440
Sequoia Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,695,000		2,881,332

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Simi Valley School Financing
Authority, GO Revenue
(Simi Valley Unified
School District, GO Bond)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/27	6,500,000	7,018,245
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000	8,308,500
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/27	5,830,000	6,358,315
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000	3,394,084
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000	2,389,802
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000	12,673,244
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000	15,012,384
Tobacco Securitization Authority
of Northern California, Tobacco
Settlement Asset-Backed Bonds
(Sacramento County Tobacco
Securitization Corporation)	5.38	6/1/38	20,000,000	13,697,200
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,880,000	1,590,988
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000	2,934,840
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.63	1/1/29	8,000,000	8,745,920

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		6,012,181
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		8,632,697
University of California Regents,
General Revenue	5.00	5/15/21	15,000,000		18,068,250
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000		10,895,800
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		9,085,360
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000		11,425,400
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue
(Fashion Plaza)	6.00	9/1/17	4,930,000		5,448,390
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	[c]	656,060
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital) (Prerefunded)	5.75	6/1/12	1,090,000	[a]	1,131,148
U.S. Related—8.2%
Guam,
GO	6.75	11/15/29	2,500,000		2,578,150
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,574,989
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		2,903,266
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	2,000,000		1,908,440
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		2,049,800
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	4,000,000		4,364,760
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		6,132,835

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000	5,183,300
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000	10,392,300
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty
Municipal Corp.)	6.25	7/1/16	130,000	160,880
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty
Municipal Corp.)	6.25	7/1/16	2,870,000	3,308,651
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	3,115,000	3,272,712
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
HR (Hospital Auxilio Mutuo
Obligated Group Project)	6.00	7/1/33	2,450,000	2,585,951
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	10,658,286
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	5,156,250
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000	4,990,995
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000	8,108,700

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	10,109,600
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
General Obligation/Matching
Fund Loan Note)	7.30	10/1/18	2,575,000	3,186,022
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund
Loan Notes)	5.00	10/1/25	5,000,000	5,088,850
Total Long-Term Municipal Investments
(cost $1,112,052,824)				1,151,423,362

Short-Term Municipal
Investment—.3%
California;
Irvine Assessment District Number
05-21, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System
and U.S. Bank NA)
(cost $3,200,000)	0.14	12/1/11	3,200,000 [e]	3,200,000

Total Investments (cost $1,115,252,824)			98.9%	1,154,623,362

Cash and Receivables (Net)			1.1%	13,135,233

Net Assets			100.0%	1,167,758,595

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This securty may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2011, this security was valued at $7,384,650 or 0.6% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note—rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	9.7
AA		Aa		AA	36.0
A		A		A	36.4
BBB		Baa		BBB	16.0
BB		Ba		BB	.2
B		B		B	.2
F1		MIG1/P1		SP1/A1	.3
Not Rated[f]		Not Rated[f]		Not Rated[f]	1.2
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			1,115,252,824		1,154,623,362
Interest receivable					15,812,517
Receivable for shares of Common Stock subscribed					97,068
Prepaid expenses					37,780
					1,170,570,727
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					674,524
Cash overdraft due to Custodian					1,393,222
Payable for shares of Common Stock redeemed					646,011
Accrued expenses					98,375
					2,812,132
Net Assets ($)					1,167,758,595
Composition of Net Assets ($):
Paid-in capital					1,145,361,840
Accumulated undistributed investment income—net					135,986
Accumulated net realized gain (loss) on investments					(17,109,769)
Accumulated net unrealized appreciation
(depreciation) on investments					39,370,538
Net Assets ($)					1,167,758,595

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	105,313,106	424,778 10,144,407		27,464,571	1,024,411,733
Shares Outstanding	7,256,217	29,261	699,120	1,893,306	70,583,668
Net Asset Value
Per Share ($)	14.51	14.52	14.51	14.51	14.51

See notes to financial statements.

The Fund	23

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2011 (Unaudited)

Investment Income ($):
Interest Income	27,876,459
Expenses:
Management fee—Note 3(a)	3,492,317
Shareholder servicing costs—Note 3(c)	591,844
Directors’ fees and expenses—Note 3(d)	54,650
Professional fees	46,684
Custodian fees—Note 3(c)	42,341
Distribution fees—Note 3(b)	37,471
Registration fees	34,069
Prospectus and shareholders’ reports	14,202
Loan commitment fees—Note 2	7,643
Interest expense—Note 2	74
Miscellaneous	30,881
Total Expenses	4,352,176
Less—reduction in fees due to earnings credits—Note 3(c)	(182)
Net Expenses	4,351,994
Investment Income—Net	23,524,465
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,691,350
Net unrealized appreciation (depreciation) on investments	27,744,266
Net Realized and Unrealized Gain (Loss) on Investments	31,435,616
Net Increase in Net Assets Resulting from Operations	54,960,081

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
Operations ($):
Investment income—net	23,524,465	52,266,081
Net realized gain (loss) on investments	3,691,350	4,017,090
Net unrealized appreciation
(depreciation) on investments	27,744,266	(41,042,746)
Net Increase (Decrease) in Net Assets
Resulting from Operations	54,960,081	15,240,425
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,039,917)	(4,636,357)
Class B Shares	(8,072)	(25,449)
Class C Shares	(146,737)	(315,506)
Class I Shares	(489,596)	(1,217,445)
Class Z Shares	(20,704,157)	(45,781,003)
Total Dividends	(23,388,479)	(51,975,760)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,506,428	17,552,880
Class B Shares	—	151
Class C Shares	998,497	2,576,046
Class I Shares	6,484,991	33,396,914
Class Z Shares	11,041,694	29,561,394
Dividends reinvested:
Class A Shares	1,308,778	3,015,339
Class B Shares	5,053	16,487
Class C Shares	73,382	176,935
Class I Shares	114,513	304,489
Class Z Shares	14,789,660	32,118,571
Cost of shares redeemed:
Class A Shares	(9,931,381)	(34,245,162)
Class B Shares	(128,283)	(373,450)
Class C Shares	(670,652)	(2,616,583)
Class I Shares	(3,805,621)	(25,054,223)
Class Z Shares	(45,529,872)	(209,328,249)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(19,742,813)	(152,898,461)
Total Increase (Decrease) in Net Assets	11,828,789	(189,633,796)
Net Assets ($):
Beginning of Period	1,155,929,806	1,345,563,602
End of Period	1,167,758,595	1,155,929,806
Undistributed investment income—net	135,986	—

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	381,523	1,215,795
Shares issued for dividends reinvested	90,861	213,019
Shares redeemed	(691,721)	(2,428,326)
Net Increase (Decrease) in Shares Outstanding	(219,337)	(999,512)
Class Ba
Shares sold	—	10
Shares issued for dividends reinvested	351	1,159
Shares redeemed	(8,867)	(26,301)
Net Increase (Decrease) in Shares Outstanding	(8,516)	(25,132)
Class C
Shares sold	68,912	180,837
Shares issued for dividends reinvested	5,094	12,441
Shares redeemed	(46,615)	(186,656)
Net Increase (Decrease) in Shares Outstanding	27,391	6,622
Class I
Shares sold	447,801	2,285,972
Shares issued for dividends reinvested	7,951	21,448
Shares redeemed	(265,285)	(1,813,734)
Net Increase (Decrease) in Shares Outstanding	190,467	493,686
Class Z
Shares sold	766,740	2,076,606
Shares issued for dividends reinvested	1,026,779	2,261,091
Shares redeemed	(3,165,056)	(14,657,138)
Net Increase (Decrease) in Shares Outstanding	(1,371,537)	(10,319,441)

a During the period ended November 30, 2011, 8,294 Class B shares representing $120,049 were automatically converted to 8,294 Class A shares and during the period ended May 31, 2011, 7,998 Class B shares representing
$117,473 were automatically converted to 7,998 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2011				Year Ended May 31,
Class A Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.12		14.52	13.95	14.40	14.72	14.62
Investment Operations:
Investment income—net[a]	.28		.57	.57	.57	.57	.57
Net realized and unrealized
gain (loss) on investments	.39		(.40)	.57	(.45)	(.32)	.11
Total from Investment Operations	.67		.17	1.14	.12	.25	.68
Distributions:
Dividends from
investment income—net	(.28)		(.57)	(.57)	(.57)	(.57)	(.57)
Dividends from net realized
gain on investments	—		—	—	—	—	(.01)
Total Distributions	(.28)		(.57)	(.57)	(.57)	(.57)	(.58)
Net asset value, end of period	14.51		14.12	14.52	13.95	14.40	14.72
Total Return (%)[b]	4.76	[c]	1.20	8.30	1.00	1.78	4.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	[d]	.93	.92	.96	1.02	1.06
Ratio of net expenses
to average net assets	.93	[d]	.93	.92	.95	1.02	1.05
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—		—	—	.02	.10	.13
Ratio of net investment income
to average net assets	3.89	[d]	4.00	3.99	4.18	3.96	3.87
Portfolio Turnover Rate	14.19	[c]	14.78	22.39	16.57	43.66	43.68
Net Assets, end of period
($ x 1,000)	105,313		105,584	123,053	117,685	111,504	95,698

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2011				Year Ended May 31,
Class B Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.12		14.52	13.95	14.40	14.72	14.62
Investment Operations:
Investment income—net[a]	.24		.49	.48	.48	.49	.49
Net realized and unrealized
gain (loss) on investments	.40		(.40)	.57	(.43)	(.32)	.12
Total from Investment Operations	.64		.09	1.05	.05	.17	.61
Distributions:
Dividends from
investment income—net	(.24)		(.49)	(.48)	(.50)	(.49)	(.50)
Dividends from net realized
gain on investments	—		—	—	—	—	(.01)
Total Distributions	(.24)		(.49)	(.48)	(.50)	(.49)	(.51)
Net asset value, end of period	14.52		14.12	14.52	13.95	14.40	14.72
Total Return (%)[b]	4.53	[c]	.64	7.65	.46	1.22	4.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47	[d]	1.49	1.52	1.52	1.58	1.58
Ratio of net expenses
to average net assets	1.47	[d]	1.49	1.52	1.52	1.57	1.58
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.02	.10	.13
Ratio of net investment income
to average net assets	3.31	[d]	3.44	3.41	3.62	3.40	3.35
Portfolio Turnover Rate	14.19	[c]	14.78	22.39	16.57	43.66	43.68
Net Assets, end of period
($ x 1,000)	425		534	913	1,460	3,097	5,411

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized

See notes to financial statements.

Six Months Ended
November 30, 2011				Year Ended May 31,
Class C Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.12		14.51	13.95	14.40	14.72	14.62
Investment Operations:
Investment income—net[a]	.22		.46	.45	.46	.46	.46
Net realized and unrealized
gain (loss) on investments	.39		(.39)	.56	(.45)	(.32)	.11
Total from Investment Operations	.61		.07	1.01	.01	.14	.57
Distributions:
Dividends from
investment income—net	(.22)		(.46)	(.45)	(.46)	(.46)	(.46)
Dividends from net realized
gain on investments	—		—	—	—	—	(.01)
Total Distributions	(.22)		(.46)	(.45)	(.46)	(.46)	(.47)
Net asset value, end of period	14.51		14.12	14.51	13.95	14.40	14.72
Total Return (%)[b]	4.33	[c]	.48	7.36	.22	1.00	3.95
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72	[d]	1.71	1.72	1.73	1.79	1.82
Ratio of net expenses
to average net assets	1.72	[d]	1.71	1.72	1.73	1.79	1.81
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.02	.10	.13
Ratio of net investment income
to average net assets	3.06	[d]	3.23	3.18	3.39	3.18	3.10
Portfolio Turnover Rate	14.19	[c]	14.78	22.39	16.57	43.66	43.68
Net Assets, end of period
($ x 1,000)	10,144		9,485	9,653	7,272	5,767	4,451

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2011			Year Ended May 31,
Class I Shares	(Unaudited)		2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	14.12		14.51	13.94	12.60
Investment Operations:
Investment income—net[b]	.29		.61	.59	.24
Net realized and unrealized
gain (loss) on investments	.39		(.40)	.58	1.38
Total from Investment Operations	.68		.21	1.17	1.62
Distributions:
Dividends from investment income—net	(.29)		(.60)	(.60)	(.28)
Net asset value, end of period	14.51		14.12	14.51	13.94
Total Return (%)	4.87	[c]	1.54	8.57	12.97	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69	[d]	.66	.68	.70	[d]
Ratio of net expenses
to average net assets	.69	[d]	.66	.67	.70	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—		—	—	—[e]
Ratio of net investment income
to average net assets	4.10	[d]	4.29	4.20	4.33	[d]
Portfolio Turnover Rate	14.19	[c]	14.78	22.39	16.57
Net Assets, end of period ($ x 1,000)	27,465		24,039	17,546	1,956

a	From December 15, 2008 (commencement of initial offering) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	There were no floating rate notes outstanding during the class’ period of operations.

See notes to financial statements.

Six Months Ended
November 30, 2011					Year Ended May 31,
Class Z Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.12		14.52	13.95	14.40	14.71	14.61
Investment Operations:
Investment income—net[a]	.29		.60	.60	.60	.61	.61
Net realized and unrealized
gain (loss) on investments	.39		(.40)	.57	(.45)	(.31)	.11
Total from
Investment Operations	.68		.20	1.17	.15	.30	.72
Distributions:
Dividends from
investment income—net	(.29)		(.60)	(.60)	(.60)	(.61)	(.61)
Dividends from net realized
gain on investments	—		—	—	—	—	(.01)
Total Distributions	(.29)		(.60)	(.60)	(.60)	(.61)	(.62)
Net asset value,
end of period	14.51		14.12	14.52	13.95	14.40	14.71
Total Return (%)	4.86	[b]	1.43	8.52	1.22	2.08	4.97
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	[c]	.71	.71	.74	.81	.84
Ratio of net expenses
to average net assets	.72	[c]	.71	.71	.74	.80	.83
Ratio of interest and
expense related to floating
rate notes issued to
average net assets	—		—	—	.02	.10	.13
Ratio of net investment
income to average
net assets	4.07	[c]	4.23	4.21	4.39	4.19	4.09
Portfolio Turnover Rate	14.19	[b]	14.78	22.39	16.57	43.66	43.68
Net Assets, end of period
($ x 1,000)	1,024,412		1,016,288	1,194,399	1,199,800	1,313,697	1,125,008

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus California AMT-Free Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier California AMT-Free Municipal Bond Fund Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General California Municipal Bond Fund, California Municipal Income, Inc. and Dreyfus California

Intermediate Municipal Bond Fund, as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized within Level 2 of the fair value hierarchy. The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,154,623,362	—	1,154,623,362

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $18,739,500 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2011. If not applied, $2,920,141 of the carryover expires in fiscal 2016 and $15,819,359 expires in fiscal 2018.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2011 was as follows: tax exempt income $51,893,191 and ordinary income $82,569.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2011, was approximately $12,600 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable

monthly.The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z shares (exclusive of taxes, brokerage fees, interest expense, commitment fees on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2011, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2011, the Distributor retained $4,610 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2011, Class B and Class C shares were charged $1,229 and $36,242, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2011, Class A, Class B and Class C shares were charged $131,993, $614 and $12,081, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2011, Class Z shares were charged $217,925 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2011, the fund was charged $122,622 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2011, the fund was charged $12,286 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $182.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2011, the fund was charged $42,341 pursuant to the custody agreement.

During the period ended November 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $573,958, Rule 12b-1 distribution plan fees $6,374, custodian fees $28,605, chief compliance officer fees $4,743 and transfer agency per account fees $60,844.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2011, amounted to $162,435,507 and $181,332,516, respectively.

At November 30, 2011 accumulated net unrealized appreciation on investments was $39,370,538, consisting of $53,890,154 gross unrealized appreciation and $14,519,616 gross unrealized depreciation.

At November 30, 2011, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement with Dreyfus pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board considered information previously provided to them in a presentation from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and the Performance Universe median in each of the various periods except for the 10-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also noted that the fund’s yield performance was below the Performance Group median and variably above or below the Performance Universe median over the past ten 1-year periods.

The Board received a presentation from the fund’s portfolio managers, who described how the dramatic changes to the municipal bond market over the prior several years, evidenced by historically high priced

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

volatility and liquidity challenges, suggest an increased focus on downside risk in the fund’s portfolio. The portfolio managers also discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied to overseeing the fund, the fund’s current structure to defend against interest rate volatility, and credit review policies and strategies that seek to mitigate credit risk. The portfolio managers also explained the fund’s performance relative to its duration structure, credit structure, and the market and economic environment. The Board also noted the generally compressed spread among the returns of the Performance Group funds.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s above total expenses were above the Expense Group median and the Expense Universe median.

Dreyfus representatives noted that there were no funds in the same Lipper category as the fund managed by Dreyfus or its affiliates, nor any separate accounts and/or other types of client portfolios advised by Dreyfus or Standish Mellon Asset Management Company, a Dreyfus affiliate and the primary employer of the fund’s primary portfolio managers, considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through May 31, 2012.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement through May 31, 2012 was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)